Income Taxes (Details) - Schedule of Income Tax Expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Line Items]
Current tax expense (recovery)	$ 75,780	$ 77,645	$ 85,219
Deferred tax expense (recovery)	13,816	(26,236)	(14,184)
Tax expense (recovery)	$ 89,596	$ 51,409	$ 71,035